Supplemental Financial Information - Non-cash operating working capital items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Financial Information [Line Items]
Change in non-cash operating working capital items	$ 7,669	$ 1,870
Trade and other receivables
Supplemental Financial Information [Line Items]
Change in non-cash operating working capital items	(823)	2,230
Inventory
Supplemental Financial Information [Line Items]
Change in non-cash operating working capital items	(165)	(866)
Prepaid expenses and other assets
Supplemental Financial Information [Line Items]
Change in non-cash operating working capital items	(524)	(253)
Accounts payable and accrued liabilities
Supplemental Financial Information [Line Items]
Change in non-cash operating working capital items	$ 9,181	$ 759